Share Based Payment (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Measurement Used to Determine Fair Values of ESOPs

Inputs for Measurement of Grant Date Fair Values of Simplotel ESOP Plan

	For the year ended March 31, 2024	For the year ended March 31, 2026
Fair value of ESOP and assumptions
Share price at grant date (USD)	442.90	447.77
Fair value at grant date (USD)	442.90	447.77
Exercise price (USD)	0.12	0.11
Expected volatility	46.50%	66.80%
Expected term	6 years	11-14 years
Expected dividends	-	-
Risk-free interest rate	7.60%	6.54% - 6.79%

Summary of Number and Weighted Average Exercise Price of Employee Stock Options under ESOP Plan 2015

	Weighted Average Exercise Price per Simplotel ESOP (USD)	Number of Awards	Weighted Average Exercise Price per Simplotel ESOP (USD)	Number of Awards	Weighted Average Exercise Price per Simplotel ESOP (USD)	Number of Awards
	For the year ended March 31
Particulars	2024	2024	2025	2025	2026	2026
Outstanding at beginning of the year	0.12	1,065	0.12	1,202	0.12	1,153
Granted during the year	0.12	192	—	—	—	161
Forfeited and expired during the year	0.12	(55)	0.12	(49)	0.11	(60)
Outstanding at the end of the year	0.12	1,202	0.12	1,153	0.11	1,254
Exercisable at the end of the year	0.12	949	0.12	992	0.11	1,032

Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Terms and Conditions Relating to Grants under Share Incentive Plan

The terms and conditions relating to the RSUs grants under this Share Incentive Plan are given below:

Grant details	Number of instruments	Vesting conditions	Contractual life of RSUs
RSUs granted during the year ended March 31, 2024	829,578	Refer notes	4 – 8 years
RSUs granted during the year ended March 31, 2025	578,796	Refer notes	4 – 8 years
RSUs granted during the year ended March 31, 2026	284,853	Refer notes	4 – 8 years

Summary of Number and Weighted Average Exercise Price of Employee Stock Option Plans

The number and weighted average exercise price of RSUs under share incentive plan are as follows:

	Weighted Average Exercise Price per share (USD)	Number of Awards	Weighted Average Exercise Price per share (USD)	Number of Awards	Weighted Average Exercise Price per share (USD)	Number of Awards
	For the year ended March 31
Particulars	2024	2024	2025	2025	2026	2026
Outstanding at the beginning of the year	0.0005	7,773,744	0.0005	5,041,216	0.0005	4,364,948
Granted during the year	0.0005	829,578	0.0005	578,796	0.0005	284,853
Forfeited and expired during the year	0.0005	(178,993)	0.0005	(89,567)	0.0005	(163,251)
Exercised during the year	0.0005	(3,383,113)	0.0005	(1,165,497)	0.0005	(394,872)
Outstanding at the end of the year	0.0005	5,041,216	0.0005	4,364,948	0.0005	4,091,678
Exercisable at the end of the year	0.0005	2,234,132	0.0005	2,416,977	0.0005	2,938,490

Employee Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Number and Weighted Average Exercise Price of Employee Stock Option Plans

The number and weighted average exercise price of ESOPs under share incentive plan are as follows:

	Weighted Average Exercise Price per ESOP (USD)	Number of Awards	Weighted Average Exercise Price per ESOP (USD)	Number of Awards	Weighted Average Exercise Price per ESOP (USD)	Number of Awards
	For the year ended March 31
Particulars	2024	2024	2025	2025	2026	2026
Outstanding at the beginning of the year	2,229	18,502	2,229	15,813	2,229	12,668.6
Exercised during the year	2,229	(2,689)	2,229	(3,144.4)	2,229	(596.0)
Outstanding at the end of the year	2,229	15,813	2,229	12,668.6	2,229	12,072.6
Exercisable at the end of the year	2,229	15,813	2,229	12,668.6	2,229	12,072.6

BMF ESOPs under BMF Plan 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Number and Weighted Average Exercise Price of Employee Stock Option Plans

The number and weighted average exercise price of BMF ESOPs under the BMF Plan 2022 are as follows:

	Weighted Average Exercise Price per BMF ESOP (USD)	Number of Awards	Weighted Average Exercise Price per BMF ESOP (USD)	Number of Awards	Weighted Average Exercise Price per BMF ESOP (USD)	Number of Awards
	For the year ended March 31
Particulars	2024	2024	2025	2025	2026	2026
Outstanding at beginning of the year	—	—	0.12	2,490	0.12	2,717
Granted during the year	0.12	2,490	0.12	476	0.11	1,333
Forfeited and expired during the year	—	—	0.12	(249)	0.11	—
Outstanding at the end of the year	0.12	2,490	0.12	2,717	0.11	4,050
Exercisable at the end of the year	—	—	0.12	1,162	0.11	2,234

BMF Plan 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Measurement Used to Determine Fair Values of ESOPs

Inputs for Measurement of Grant Date Fair Values of BMF Plan 2022

	For the year ended March 31, 2024	For the year ended March 31, 2025	For the year ended March 31, 2026
Fair value of BMF ESOP and assumptions
Share price at grant date (USD)	16.65	16.65	8.07
Fair value at grant date (USD)	16.65	16.65	8.07
Exercise price (USD)	0.12	0.12	0.11
Expected volatility	46.40%	46.40%	42.50%
Expected term	6 years	6 years	2-3 years
Expected dividends	—	—	—
Risk-free interest rate	7.32%	7.32%	5.91% - 6.08%

Savaari ESOPs under Savaari Plan 2013 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Number and Weighted Average Exercise Price of Employee Stock Option Plans

The number and weighted average exercise price of Savaari ESOPs under the Savaari Plan 2013 are as follows:

	Weighted Average Exercise Price per Savaari ESOP (USD)	Number of Awards	Weighted Average Exercise Price per Savaari ESOP (USD)	Number of Awards	Weighted Average Exercise Price per Savaari ESOP (USD)	Number of Awards
	For the year ended March 31
Particulars	2024	2024	2025	2025	2026	2026
Outstanding at the date of acquisition / Outstanding at beginning of the year	0.01	30,710	0.01	30,685	0.01	7,895
Forfeited and expired during the year	0.01	(25)	0.01	(8,689)	0.01	—
Exercised during the year*	—	—	0.01	(14,101)	0.01	(1,603)
Outstanding at the end of the year	0.01	30,685	0.01	7,895	0.01	6,293
Exercisable at the end of the year	0.01	30,637	0.01	7,895	0.01	6,293

Savaari Plan 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Number and Weighted Average Exercise Price of Employee Stock Option Plans

The number and weighted average exercise price of Savaari 2024 ESOPs under the Savaari Plan 2024 are as follows:

	Weighted Average Exercise Price per Savaari 2024 ESOP (USD)	Number of Awards	Weighted Average Exercise Price per Savaari 2024 ESOP (USD)	Number of Awards
	For the year ended March 31
Particulars	2025	2025	2026	2026
Outstanding at beginning of the year	—	—	0.01	18,150
Granted during the year	0.01	23,308	0.01	4,800
Forfeited and expired during the year	0.01	(5,158)	0.01	(500)
Outstanding at the end of the year	0.01	18,150	0.01	22,450
Exercisable at the end of the year	—	—	—	6,549

Summary of Measurement Used to Determine Fair Values of ESOPs

Inputs for Measurement of Grant Date Fair Values of Savaari Plan 2024

	For the Year Ended March 31, 2025	For the Year Ended March 31, 2026
Fair value of Savaari 2024 ESOP and assumptions
Share price at grant date (USD)	16.48	13.81
Fair value at grant date (USD)	16.48	13.81
Exercise price (USD)	0.01	0.01
Expected volatility	37.32%	50.10%
Expected term	5 years	3.55 years
Expected dividends	—	—
Risk-free interest rate	6.47%	6.01%